SHAREHOLDERS' EQUITY (Schedule of Fair Value of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Risk-free interest rate, minimum	0.77%	0.65%	0.94%
Risk-free interest rate, maximum	1.77%	1.04%	2.30%
Expected life of options	4 years 9 months	4 years 9 months	4 years 9 months
Expected annual volatility, minimum	51.16%	51.76%	49.42%
Expected annual volatility, maximum	64.52%	55.04%	54.45%
Expected dividend yield
Weighted average grant-date fair value	$ 2.10	$ 6.00	$ 8.70